Earnings per share - Reconciliation between shares used in calculating basic and diluted EPS (Detail) - shares shares in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,071.2	1,115.2
Dilutive share options outstanding	0.8	1.4
Other potentially issuable shares	18.8	21.2
Weighted average shares used in diluted EPS calculation	1,090.8	1,137.8